Taxation, Differences in Tax Charges (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Differences in Income Tax [Abstract]
Profit before taxation	$ 131,547	[1],[2]	$ 149,848	[2],[3]	$ 34,112
Tax at UK corporation tax rate 19.00% (April 30, 2017: 19.92%; April 30, 2016: 20.00%)	26,005	[2]	29,970	[2]	6,481
Effects of [Abstract]
Tax rates other than the UK standard rate	571	[2]	5,556	[2]	17,778
Intra-group financing	(15,636)	[2]	(14,445)	[2]	(20,654)
Innovation tax credit benefits	(9,834)	[2]	(9,393)	[2]	(21,374)
US foreign inclusion income	394	[2]	0	[2]	39,053
US transition tax	0	[2]	0	[2]	238,270
Share options	0	[2]	0	[2]	10,236
Movement in deferred tax not recognized	200	[2]	(759)	[2]	7,306
Effect of change in tax rates	(1,291)	[2]	(237)	[2]	(931,865)
Expenses not deductible and other permanent differences	9,802	[2]	7,737	[2]	(4,800)
Effect of income tax	10,211	[2]	18,429	[2]	(659,569)
Adjustments to tax in respect of previous periods [Abstract]
Current tax	1,698	[2],[4]	(20,570)	[2],[4]	(14,725)
Deferred tax	(4,445)	[2],[4]	16,010	[2],[4]	1,213
Adjustments to tax in respect of previous periods	(2,747)	[2]	(4,560)	[2]	(13,512)
Total tax (credit)/charge	$ 7,464	[1],[2],[4]	$ 13,869	[2],[3],[4]	$ (673,081)
UK [Member]
Tax rate [Abstract]
Tax rate	19.92%		20.00%		19.00%

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[4]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).